Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of trade and other payables

	At December 31,
	2019	2018
	$'m	$'m
Trade payables	1,166	1,517
Other payables and accruals	279	339
Other tax and social security payable	109	111
Payables and accruals for exceptional items	65	16
Related party payables	9	—
	1,628	1,983